Related parties (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Feb. 24, 2023
Transactions with Related Party [Abstract]
Financial income	$ 5,961	$ 4,184
Financial expense	$ (81,054)	(77,260)
Loan interest rate				4.21%
Arroyo Netherlands II B.V [Member] | SOFR [Member]
Transactions with Related Party [Abstract]
Interest rate	6.31%
Akuo Atlantica PMGD Holding S.P.A. [Member] | Fixed Interest Rate [Member]
Transactions with Related Party [Abstract]
Loan interest rate	8.75%
Colombian Assets Portfolio [Member]
Transactions with Related Party [Abstract]
Equity interest	50.00%
Colombian Assets Portfolio [Member] | Fixed Interest Rate [Member]
Transactions with Related Party [Abstract]
Loan interest rate	8.00%
JGC Corporation [Member] | EURIBOR [Member]
Transactions with Related Party [Abstract]
Interest rate	2.50%
AYES Canada [Member]
Transactions with Related Party [Abstract]
Current dividend receivable	$ 4,000		$ 5,800
Related Parties [Member]
Details of Balances [Abstract]
Receivables (current)	24,008		25,204
Receivables (non-current)	31,757		30,403
Payables (current)	5,489		8,031
Payables (non-current)	3,748		4,639
Related Parties [Member] | Non-controlling Interest [Member] | Algonquin [Member]
Details of Balances [Abstract]
Receivables (current)	0		0
Receivables (non-current)	0		0
Payables (current)	3,891		5,683
Payables (non-current)	0		0
Related Parties [Member] | Non-controlling Interest [Member] | JGC Corporation [Member]
Details of Balances [Abstract]
Receivables (current)	0		0
Receivables (non-current)	0		0
Payables (current)	0		0
Payables (non-current)	3,720		4,612
Related Parties [Member] | Non-controlling Interest [Member] | Other [Member]
Details of Balances [Abstract]
Receivables (current)	0		0
Receivables (non-current)	0		0
Payables (current)	1,556		2,314
Payables (non-current)	28		27
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Amherst Island Partnership [Member]
Details of Balances [Abstract]
Receivables (current)	4,004		5,817
Receivables (non-current)	0		0
Payables (current)	0		0
Payables (non-current)	0		0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Arroyo Netherlands II B.V [Member]
Details of Balances [Abstract]
Receivables (current)	18,942		18,448
Receivables (non-current)	0		0
Payables (current)	0		0
Payables (non-current)	0		0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Akuo Atlantica PMGD Holding S.P.A. [Member]
Details of Balances [Abstract]
Receivables (current)	0		0
Receivables (non-current)	17,127		16,677
Payables (current)	0		0
Payables (non-current)	0		0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Colombian Assets Portfolio [Member]
Details of Balances [Abstract]
Receivables (current)	64		0
Receivables (non-current)	14,459		13,578
Payables (current)	42		34
Payables (non-current)	0		0
Related Parties [Member] | Entities Accounted for under the Equity Method [Member] | Other [Member]
Details of Balances [Abstract]
Receivables (current)	80		21
Receivables (non-current)	171		148
Payables (current)	0		0
Payables (non-current)	0		0
Other Related Parties [member] | Atlantica's Partner in Colombia [Member]
Details of Balances [Abstract]
Receivables (current)	918		918
Receivables (non-current)	0		0
Payables (current)	0		0
Payables (non-current)	0		$ 0
Subsidiaries [Member]
Transactions with Related Party [Abstract]
Financial income	964	392
Financial expense	(140)	(97)
Operating income	64	55
Subsidiaries [Member] | Non-controlling Interest [Member] | Other [Member]
Transactions with Related Party [Abstract]
Financial income	0	0
Financial expense	(140)	(97)
Operating income	0	0
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Arroyo Netherlands II B.V [Member]
Transactions with Related Party [Abstract]
Financial income	494	347
Financial expense	0	0
Operating income	0	0
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Akuo Atlantica PMGD Holding S.P.A. [Member]
Transactions with Related Party [Abstract]
Financial income	365	45
Financial expense	0	0
Operating income	62	53
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Colombian Assets Portfolio [Member]
Transactions with Related Party [Abstract]
Financial income	105	0
Financial expense	0	0
Operating income	0	0
Subsidiaries [Member] | Entities Accounted for under the Equity Method [Member] | Other [Member]
Transactions with Related Party [Abstract]
Financial income	0	0
Financial expense	0	0
Operating income	$ 2	$ 2